Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Comprehensive Income

Years Ended December 31,	2011	2010	2009
Net income	$137,742	$111,722	$51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)

Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259

Comprehensive income attributable to Watsco, Inc.	$90,691	$80,988	$43,618